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                            RULE 497(j) CERTIFICATION


         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 33 filed on August 31, 2004 and effective on the same day pursuant to Rule 485(b). The text of Post-Effective Amendment No. 33 was filed electronically.

                                                 American Performance Funds
                                                 Registrant


                                                 /s/ Walter B. Grimm*
                                                 --------------------------
                                                 Walter B. Grimm
                                                 President


                                                 *By /s/ Alan G. Priest
                                                     ---------------------
                                                     Alan G. Priest
                                                     Attorney in Fact


August 31, 2004